DEALERSHIP SETTLEMENT - Additional information (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Aug. 19, 2022	May 26, 2022	Nov. 30, 2021	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Dealership Operators
Dealership Settlement
Shares issued to pre-reverse acquisition	7,172,529				1,969,425	7,172,529
Accrued payables						$ 2,245
Dealership settlement amount						11,142
R e n r e n Inc.
Dealership Settlement
Shares issued to pre-reverse acquisition			13,422,613		13,422,613
Equity purchase agreements
Dealership Settlement
Contingent consideration shares				33,748,772
Equity purchase agreements | Dealership Operators
Dealership Settlement
Equity interest subscribed							70.00%
Shares issued to pre-reverse acquisition	4,513,761	20,326,159	8,219,510	21,566,328
Contingent consideration shares		20,326,159			5,203,103
Additional paid-in capital with a fair value		$ 17,379			$ 8,897
Provision for dealership settlement						$ 2,245